Share-based compensation plans (Inputs used in the measurement - Equity) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0
Restricted Share Unit Plan Equity Settled [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	129,623
Average strike price	$ 37.30
Expected forfeitures	11.00%
Weighted average grant date fair values	$ 37.30